Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Natixis ETF Trust
Entity Central Index Key	0001526787
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000018127
Shareholder Report [Line Items]
Fund Name	Natixis Gateway Quality Income ETF
Trading Symbol	GQI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Natixis Gateway Quality Income ETF for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Natixis Gateway Quality Income ETF	$37	0.34%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Natixis Gateway Quality Income ETF (GQI) seeks to deliver current income while maintaining prospects for capital appreciation by investing in a diversified portfolio of US common stocks that demonstrate high-quality characteristics and combines it with the characteristics of an options selling overlay program designed to balance long-term growth with monthly income.

The Fund uses equity-linked notes (ELNs) to replicate the performance of selling index covered call options on 50% of the underlying equity portfolio, which generates most of the targeted 7-12% annual yield. The remaining 50% of the equity portfolio is uncovered to provide unhedged market exposure.

Relative to the S&P 500® Index, the largest average active sector weights during 2024 were an overweighting to Consumer Staples and Consumer Discretionary sectors and an underweighting to Financials and Real Estate sectors.

Top Contributors to Performance

•GQI’s underweight to Real Estate and overweight to Consumer Discretionary sectors contributed most to return.

•The largest contributing names were found in the Consumer Staples and Communication Services sectors.

•Interest rates near long-term averages and double-digit implied volatility levels enhanced cash flow which supported equity market participation during periods of advance, offered a source of loss mitigation in periods of decline, and benefited the overall level of distribution.

Top Detractors from Performance

•GQI’s underweight to Financials and overweight to Consumer Staples detracted most from return.

•The largest detracting names were found in the Consumer Discretionary and Health Care sectors.

Line Graph [Table Text Block]
	Natixis Gateway Quality Income ETF	S&P 500® Index
12/2023	$10,197	$10,327
01/2024	$10,358	$10,501
02/2024	$10,699	$11,061
03/2024	$10,879	$11,417
04/2024	$10,426	$10,951
05/2024	$10,810	$11,494
06/2024	$11,141	$11,906
07/2024	$11,172	$12,051
08/2024	$11,275	$12,344
09/2024	$11,464	$12,607
10/2024	$11,321	$12,493
11/2024	$11,925	$13,226
12/2024	$11,817	$12,911

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 12/12/23
Natixis Gateway Quality Income ETF	15.88%	17.19%
S&P 500® Index	25.02%	26.77%

Performance Inception Date	Dec. 12, 2023
Previous Investment Adviser [Text Block]
AssetsNet	$ 133,298,347
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 40,896
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$133,298,347
# of Portfolio Holdings (including overnight repurchase agreements)	110
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$40,896

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	32.3%
Specialty Retail	3.2%
Broadline Retail	4.1%
Financial Services	4.3%
Health Care Providers & Services	5.3%
Consumer Staples Distribution & Retail	6.4%
Interactive Media & Services	7.6%
Technology Hardware, Storage & Peripherals	7.7%
Software	8.7%
Semiconductors & Semiconductor Equipment	10.1%
Equity-Linked Notes	10.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.0%
Alphabet, Inc., Class A	4.4%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	3.3%
BNP Paribas Insurance BV (France)	2.6%
Mastercard, Inc., Class A	2.5%
BNP Paribas Insurance BV (France)	2.2%
UBS AG (Switzerland)	2.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.